Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - One Energy Enterprises Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net operating loss carryforward	$ 9,343,857	$ 6,900,283
Intangible assets and property and equipment	(548,550)	15,236
Stock based compensation	758,506	0
Other	11,190	7,098
Interest carryover	2,712,855	1,846,120
Investment tax credit	547,507	141,093
Total deferred tax asset	12,825,365	8,909,830
Deferred Tax Liability:
Basis in land	(816,482)	(816,482)
Investment in affiliate	(4,789,770)	(5,544,407)
Total deferred tax liability	(5,606,252)	(6,360,889)
Valuation allowance	(8,231,719)	(4,109,561)
Total net deferred tax assets / (liabilities)	$ (1,012,606)	$ (1,560,620)